Commitments and Contingencies (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Venue for auto shows
Operating Leased Assets [Line Items]
2019	¥ 7,988
Office space
Operating Leased Assets [Line Items]
2019	3,717
2020	2,483
2021	1,194
2022	595
2023	397
Total	¥ 8,386